June 30, 2008


Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549

     Re:  Van Kampen Unit Trusts, Municipal Series 490
          File No. 333-112664     CIK #1246630

Ladies/Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Post-Effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent Post-Effective amendment to the Registration Statement was filed electronically with the commission on June 25, 2008.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.